DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)				4 Months Ended
	Nov. 09, 2020	Nov. 05, 2020	Oct. 27, 2020	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Assets held in trust		$ 275,000,000	$ 250,000,000
Offering costs paid				$ 425,433
Threshold minimum aggregate fair market value as a percentage of the assts held in the Trust Account				80.00%
Threshold percentage of public shares subject to redemption without the Company's prior written consent				50.00%
Minimum net tangible assets upon consummation of the Business Combination				$ 5,000,001
Redemption threshold as percent of outstanding				15.00%
Days for redemption of public shares				10 days
Obligation to redeem public shares if entity does not complete a business combination (as a percent)				100.00%
Maximum net interest to pay dissolution expenses				$ 100,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued			27,500,000
Share price			$ 10.00
Offering costs paid			$ 15,714,288	15,714,288
Cash underwriting fees			5,500,000
Other offering costs			589,288
Deferred underwriting fees			$ 9,625,000
Initial Public Offering | Class A common stock
Subsidiary, Sale of Stock [Line Items]
Number of units issued			25,000,000
Share price			$ 10.00
Assets held in trust			$ 250,000,000
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units issued	2,500,000	2,500,000
Share price	$ 10.00	$ 10.00
Exercise price of warrants	$ 11.50
Deferred underwriting fees			$ 9,625,000	$ 9,625,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	333,333	333,333	4,666,667	5,000,000
Exercise price of warrants	$ 1.50	$ 1.50	$ 1.50
Proceeds from issuance of warrants		$ 25,500,000	$ 7,000,000
Assets held in trust		$ 25,000,000